DEFERRED INCOME TAX	12 Months Ended
Dec. 31, 2024
Deferred income tax [Abstract]
DEFERRED INCOME TAX	INCOME TAX EXPENSE
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2024	2023	2022

Current tax
Current tax	(322,832)	(578,902)	(671,016)
Recovery of income tax	—	13,429	—

Deferred tax (Note 20)
Deferred tax	(256,830)	102,431	80,692
Recognition of previously unrecognized deferred tax assets (1)	25,438	128,634	—
Recovery of income tax	—	—	16,596

Income tax expense	(554,224)	(334,408)	(573,728)
(1) For 2024 and 2023, it includes the recognition of previously unrecognized tax losses and temporary differences in Ternium Investments S.à r.l. and Ternium Brasil Ltda, respectively.
11.    INCOME TAX EXPENSE (continued)
Income tax expense for the years ended December 31, 2024, 2023 and 2022 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2024	2023	2022

Income before income tax	728,005	1,320,782	2,666,500

Income tax expense at statutory tax rate	(327,243)	(643,686)	(785,888)
Non taxable income	—	39,755	—
Non deductible expenses	(5,793)	—	(45,862)
Current tax expense related to Pillar II	(21,436)	—	—
Effect of currency translation on tax base (1)	(170,078)	180,582	241,426
Recognition of previously unrecognized deferred tax assets	25,438	128,634	—
Provision for tax losses	(55,112)	(53,122)	—
Recovery of income tax	—	13,429	16,596

Income tax expense	(554,224)	(334,408)	(573,728)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico, Brazil and Argentina.
Tax rates used to perform the reconciliation between tax expense (income) and accounting profit are those in effect at each relevant date or period in each applicable jurisdiction.
In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules (the Global Anti-Base Erosion rules, or “GloBE”) to reform international corporate taxation. Following Pillar Two OECD's initiative, the European Union adopted in December 2022 a directive to impose a global minimum taxation for multinational companies in the Union, to be effective as from 2024.
In May 2023, the IASB made narrow-scope amendments to IAS 12 setting an exception that provides relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax laws that implement the Pillar Two model rules, including tax laws that implement qualified domestic minimum top-up taxes as per described in those rules.

On December 20, 2023, the Luxembourg Parliament approved the Pillar Two law transposing the EU Pillar Two Directive into domestic legislation. The law enters into force as from fiscal years starting on or after December 31, 2023.

The Company is within the scope of the rules, and therefore will be required to calculate its GloBE effective tax rate for each jurisdiction where it operates and will be liable to pay a top-up tax for the difference between its GloBE effective tax rate per jurisdiction and the 15% minimum rate, as from 2024.

The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.
DEFERRED INCOME TAX
Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of the applicable country.
Changes in deferred income tax are as follows:

	As of December 31,
	2024	2023

At the beginning of the year	1,542,565	37,495

Acquisition of business (note 3)	—	1,327,232
Translation differences	(263,349)	(4,373)
Recognition of previously unrecognized tax losses	25,438	128,634
Charges directly to other comprehensive income	57,867	(48,854)
Deferred tax credit (note 11)	(256,830)	102,431

At the end of the year	1,105,691	1,542,565
20.    DEFERRED INCOME TAX (continued)

The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2024

Property, plant and equipment	323,538	(81,642)	—	—	(111,558)	130,338
Inventories	17,831	(15,440)	—	—	(40,304)	(37,913)
Intangible assets	134,328	(34,905)	—	—	52,978	152,401
Provisions	354,097	(48,805)	—	—	(38,024)	267,268
Trade receivables	42,674	(5,608)	—	—	4,242	41,308
Tax losses (1)	382,971	(65,362)	—	25,438	(28,987)	314,060
Other (2)	287,126	(11,587)	57,867	—	(95,177)	238,229

At the end of the year	1,542,565	(263,349)	57,867	25,438	(256,830)	1,105,691
(1) As of December 31, 2024, the recognized deferred tax assets on tax losses amount to $314.1 million, mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, there are net unrecognized deferred tax assets of $8.0 million, connected to Usinas Siderúrgicas de Minas Gerais S.A., and unrecognized tax losses amounting to $287.6 million from Usinas Siderúrgicas de Minas Gerais S.A. and $688.4 million from Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium SA as of December 31, 2023 amounted to $2.2 billion and the estimated tax loss for the fiscal year 2024 amounted to $26.7 million, with approximately 92% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2023 amounted to $2.6 billion and the estimated tax result for fiscal year 2024 amounted to $7.8 million, with approximately 98% of the referred tax losses generated before 2017.
(2) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets (liabilities)	At the beginning of the year	Translation differences	Acquisition of business	Credits (Charges) directly to OCI	Recognition of previously unrecognized tax losses	Income statement credit (charge)	Total as of December 31, 2023

Property, plant and equipment	(200,556)	(2,360)	412,320	—	—	114,134	323,538
Inventories	(69,594)	(903)	116,290	—	—	(27,962)	17,831
Intangible assets	(22,923)	(683)	143,033	—	—	14,901	134,328
Provisions	98,999	(698)	255,529	—	—	267	354,097
Trade receivables	15,515	—	28,510	—	—	(1,351)	42,674
Tax losses (3)	17,400	4,901	304,237	—	—	56,433	382,971
Other (4)	198,654	(4,630)	67,313	(48,854)	128,634	(53,991)	287,126

At the end of the year	37,495	(4,373)	1,327,232	(48,854)	128,634	102,431	1,542,565
(3) As of December 31, 2023, the recognized deferred tax assets on tax losses amount to $383.0 million, mainly connected to Ternium Brasil Ltda. and Usinas Siderúrgicas de Minas Gerais S.A. Additionally, there are net unrecognized deferred tax assets of $14.2 million, connected to Usinas Siderúrgicas de Minas Gerais S.A., and unrecognized tax losses amounting to $357.4 million from Usinas Siderúrgicas de Minas Gerais S.A. and $889.4 million from Ternium Brasil Ltda. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation, while losses incurred as from 2017 may be carried forward for a maximum of 17 years. Unrecognized tax losses of Ternium SA as of December 31, 2022 amounted to $2.1 billion and the estimated tax loss for the fiscal year 2023 amounted to $30.1 million, with approximately 92% of the referred tax losses generated before 2017. Unrecognized tax losses of Ternium Investments S.à r.l. as of December 31, 2022 amounted to $2.6 billion and the estimated tax result for fiscal year 2023 amounted to $0.9 million, with approximately 98% of the referred tax losses generated before 2017.
(4) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax assets and liabilities are offset when the entity a) has a legally enforceable right to set off the recognized amounts; and b) intends to settle the tax on a net basis or to realize the asset and settle the liability simultaneously